Note 6 - Loans to Related Parties (Details) - Loans to Related Parties (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans to Related Parties [Abstract]
Balance, beginning of year	$ 3,077,361	$ 3,368,786
Loans granted	412,581	9,711
Repayments of loans	(233,208)	(301,136)
Balance, end of year	$ 3,256,734	$ 3,077,361